Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2019
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Details of Bank Debt

(in thousands)	December 31 2019	December 31 2018

Current portion	$-	$-

Long-term portion	874,500	1,264,000

Gross bank debt outstanding 1	$874,500	$1,264,000

1)	There is $5 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 26).

Summary of Lease Liabilities Explanatory
The lease liability relative to the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	December 31 2019	December 31 2018

Current portion	$724	$-

Long-term portion	3,528	-

Total lease liabilities	$4,252	$-

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis of these leases is as follows:

December 31
(in thousands)	2019

Not later than 1 year	$724

Later than 1 year and not later than 5 years	3,294

Later than 5 years	234

Total lease liabilities	$4,252

Summary of Company's Finance Costs
A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2019	2018

Interest Expense During Period

Average principal outstanding during period		$1,099,846	$1,005,222

Average effective interest rate during period	18.1	4.07%	3.57%

Total interest expense incurred during period		$44,767	$35,839

Costs related to undrawn credit facilities	18.1	3,834	3,707

Interest expense - lease liabilities	18.3	175	-

Letters of guarantee	18.2	(46)	1,641

Total finance costs		$48,730	$41,187